FINANCIAL INSTRUMENTS - Additional Information (Details) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Percentage of accounts receivable from ten largest customers	84.00%	93.00%
Measured at fair value on a recurring basis | Discount for lack of marketability, measurement input | Net asset value
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input assets	0.10	0.10
Increase (decrease) in significant unobservable input, assets	1.00%	1.00%
Measured at fair value on a recurring basis | Discount for lack of marketability, measurement input | Net asset value | Level 3
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 64.1	$ 56.2
Measured at fair value on a recurring basis | Discount for lack of marketability, measurement input | Income approach
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input assets	0.20	0.20
Increase (decrease) in significant unobservable input, assets	1.00%	1.00%
Measured at fair value on a recurring basis | Discount for lack of marketability, measurement input | Income approach | Level 3
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 133.6	$ 140.8
Measured at fair value on a recurring basis | Discount rate, measurement input | Income approach
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input assets	0.089	0.086
Increase (decrease) in significant unobservable input, assets	1.00%	1.00%
Measured at fair value on a recurring basis | Discount rate, measurement input | Income approach | Level 3
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 1,812.4	$ 1,606.9
Less: Allowance for impairment loss
Disclosure of detailed information about financial instruments [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	$ 10.4	$ 58.5	$ 35.8
Currency risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity percentage	10.00%	10.00%	10.00%
Impact on net income	$ 1,986.5	$ 1,906.3	$ 891.0
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity percentage	(1.00%)	(1.00%)	(1.00%)
Impact on other comprehensive income	$ 4,081.0	$ 4,500.9	$ 3,842.0
Other price risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity percentage	10.00%	10.00%	10.00%
Impact on net income	$ 1,202.6	$ 1,216.0	$ 1,073.4
Impact on other comprehensive income	$ 1,020.3	$ 1,013.3	$ 954.9